Investment Properties, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Investment Properties, Net	INVESTMENT PROPERTIES, NET

	2022	2021
	US$ in millions
Cost
At January 1	$1,130	$990
Additions	11	20
Disposals	(1)	(3)
Transfers from property and equipment	3	129
Exchange difference	1	(6)
At December 31	$1,144	$1,130

Accumulated depreciation
At January 1	$(493)	$(447)
Depreciation	(53)	(52)
Disposals	1	3
Exchange difference	(1)	3
At December 31	$(546)	$(493)

Carrying amount
At December 31	$598	$637

(a)Measuring investment property at fair value
The Group engaged an independent professional valuer, Knight Frank Petty Limited, to perform the valuation of the Group’s investment properties, which are located in Macao, on an annual basis. Knight Frank Petty Limited is a professionally qualified independent external valuer, and had appropriate recent experience in the relevant location and category of the properties being valued. In determining the fair value of the investment properties, the valuer uses assumptions and estimates that reflect, amongst other factors, comparable market transactions in an active market, lease/right-of-use income from current leases/right-of-use and assumptions about lease/right-of-use income from future leases/rights-of-use in light of current market conditions, capitalization rates, terminal yield and reversionary income potential. Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2022	2021
	US$ in millions
Fair value of the investment properties	$7,980	$7,999

In estimating the fair value of the properties, the highest and best use of the properties is their current use. The fair value estimate of the Group’s investment properties is a Level 3 input.
(b)Amounts recognized in profit or loss for investment properties

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Mall income	$354	$473	$269
Direct operating expenses arising from investment properties that generate right-of-use income	$35	$34	$37
Direct operating expenses that did not generate right-of-use income	$11	$11	$6

During the years ended December 31, 2022, 2021 and 2020, mall income in the table above included turnover fees, representing variable lease income of US$27 million, US$90 million and US$29 million, respectively, and rent concessions of US$70 million, US$41 million and US$215 million, respectively, granted to mall tenants during the years ended December 31, 2022, 2021 and 2020 as a result of the COVID-19 Pandemic.
(c)Leasing arrangements
The investment properties are leased to mall tenants under operating leases with rentals payable on a monthly basis. Lease payments in the mall leasing contracts include variable lease payments that depend on turnover of the retail store. Where necessary to reduce credit risk, the Group may obtain bank guarantees for the term of a lease or cash security deposit at the commencement of a lease. There is no residual value guarantee for our current mall leases.
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2022	2021
	US$ in millions
No later than 1 year	$295	$300
1 to 2 years	262	229
2 to 3 years	196	174
3 to 4 years	161	117
4 to 5 years	145	105
Later than 5 years	319	308
	$1,378	$1,233